Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The following table presents the Company's net revenues, expenses and income before taxes by segment for the three months ended March 31, 2014 and 2013 (in thousands):

	Three Months Ended March 31,
	2014	2013
Wholesale broker-dealer:
Revenues	$139,110	$211,844
Expenses	142,635	188,981
(Loss) income	$(3,525)	$22,863
Transaction management:
Revenues	$12,352	$2,271
Expenses	13,217	1,210
(Loss) income	$(865)	$1,061
Investment banking and capital markets:
Revenues	$32,060	$3,491
Expenses	5,618	859
Income	$26,442	$2,632
Transfer agent:
Revenues	$4,131	$1,025
Expenses	3,390	834
Income	$741	$191
Investment Research:
Revenues	$-	$-
Expenses	444	-
(Loss)	$(444)	$-
Revenue reconciliation
Total revenues for reportable segments	$187,653	$218,631
Intercompany revenues	(448)	-
Total revenues	$187,205	$218,631
Income reconciliation
Total income for reportable segments	$22,349	$26,747
Corporate and other expenses	(6,449)	-
Income before income taxes	$15,900	$26,747

The following table presents the Company's net revenues, expenses and income before taxes by segment for the years ended December 31, 2013, 2012 and 2011(in thousands):

	Year Ended December 31,
	2013	2012	2011
Wholesale broker-dealer:
Revenues	$802,965	$286,572	$174,729
Expenses	757,792	280,085	170,987
Income	$45,173	$6,487	$3,742
Transaction management:
Revenues	$24,367	$-	$-
Expenses	14,517	-	-
Income	$9,850	$-	$-
Investment banking and capital markets:
Revenues	$47,884	$925	$-
Expenses	5,107	-	-
Income	$42,777	$925	$-
Transfer agent:
Revenues	$12,558	$-	$-
Expenses	9,588	-	-
Income	$2,970	$-	$-
Revenue reconciliation
Total revenues for reportable segments	$887,774	$287,497	$174,729
Intercompany revenues	(1,279)	-	-
Total revenues	$886,495	$287,497	$174,729
Income reconciliation
Total income for reportable segments	$100,770	$7,412	$3,742
Corporate and other expenses	(218)	-	-
Income before income taxes	$100,552	$7,412	$3,742

Reconciliation of Assets from Segment to Consolidated

The following table presents the Company's total assets by segment as of March 31, 2014 and December 31, 2013 (in thousands):

	March 31, 2014	December 31, 2013
Segment assets:
Wholesale broker-dealer	$23,632	$32,058
Transaction management	23,152	20,211
Investment banking and capital markets	74,166	46,529
Transfer agent	9,187	8,618
Investment research	10,151	-
Total assets for reportable segments	$140,288	$107,416
Assets reconciliation:
Total assets for reportable segments	$140,288	$107,416
Other assets and intercompany investments and receivables	6,082	3,711
Total consolidated assets	$146,370	$111,127

The following table presents the Company's total assets by segment as of December 31, 2013 and 2012 (in thousands):

	December 31, 2013	December 31, 2012
Segment assets:
Wholesale broker-dealer	$32,058	$15,286
Transaction management	20,211	-
Investment banking and capital markets	46,529	925
Transfer agent	8,618	-
Total assets for reportable segments	$107,416	$16,211
Assets reconciliation:
Total assets for reportable segments	$107,416	$16,211
Other assets	3,711	-
Total consolidated assets	$111,127	$16,211